Other liabilities - Additional information (Details ) - USD ($) $ in Thousands				12 Months Ended
	Dec. 17, 2020	Nov. 02, 2020	Oct. 23, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Deferred income				$ 8,751	$ 8,112
Re-scheduled fixed concession fees payment (as a percent)		50.00%	50.00%
Period for final years of the concession			6 years
Remeasurement of defined benefit obligation				(188)	(208)	$ 277
Remeasurement of defined benefit obligation before taxes				(244)	(257)
Taxes relating to remeasurement of defined benefit obligation				$ 56	$ 49
Payments of concession fees and development trusts that will be paid in installments	$ 38,000
Toscana Aeroporti S.p.a.
Disclosure of subsidiaries [line items]
Annual discount rate				0.39%	0.77%
Annual turnover rate				1.00%	1.00%
Annual employee termination benefit increase rate				2.25%	2.25%
Terminal Aeroportuaria de Guayaquil S.A.
Disclosure of subsidiaries [line items]
Annual discount rate				3.33%	4.21%
Annual turnover rate				12.32%	10.22%
Annual employee termination benefit increase rate				1.31%	2.00%
Annual employee termination benefit				8 years 3 months 29 days	7 years 6 months